Wilmington Small-Cap Strategy Fund
WILMINGTON SMALL-CAP STRATEGY FUND SUMMARY
Investment Goal
The Fund's investment goal is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Wilmington Small-Cap Strategy Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Wilmington Small-Cap Strategy Fund		Class A	Class I
Management Fee		0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.48%	0.48%
Total Annual Fund Operating Expenses		1.28%	1.03%
Fee Waivers and/or Expense Reimbursements	[1]	(0.78%)	(0.78%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.50%	0.25%
[1]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.50% and 0.25%, respectively, not including the effects of taxes or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - Wilmington Small-Cap Strategy Fund (USD $)	1 Year	3 Years
Class A	598	861
Class I	26	250

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies of the Fund

The Fund invests at least 80% of its assets in a diversified portfolio of U.S. equity (or equity-related) securities of small-cap companies. Small-cap companies are companies that have a market capitalization at the time of purchase less than the largest company in the Russell 2000 Index ($2.97 billion as of May 31, 2011) or less than the largest company expected to be included in the Russell 2000 Index after its next scheduled reconstitution. The Fund expects to invest substantially all of its assets in common stocks of U.S. companies.

The Fund's Advisor determines the tactical allocation of the Fund's assets and uses returns-based and holdings-based style analysis tools to assess the tactical weightings. The Fund's investment adviser currently allocates the Fund's assets between growth and value stocks. Once the investment adviser determines the tactical allocations, the sub-adviser builds a portfolio in accordance with the investment adviser's allocation instructions. The sub-adviser uses quantitative models to construct a portfolio for the Fund.

The sub-adviser invests in a representative sample of securities which are included in the Fund's benchmark index (Russell 2000 Index) or another index of small-capitalization companies, weighted to reflect the investment adviser's growth and value tactical allocations. The return for each of the growth and value portions of the portfolio are intended to correlate closely with the return for the corresponding growth and value components of the applicable benchmark. The sub-adviser will use its proprietary quantitative models to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-adviser's investment performance will equal or approximate that of the benchmark index.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Asset Allocation Risk. The Advisor's asset allocation decisions among various investments may not anticipate market trends successfully. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time at the price that the seller would like.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

•	Small-Cap Stock Risk. Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year.